UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21215

        Nuveen Insured Florida Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8% (1.1% of Total Investments)
$ 1,685	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$929,294
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Education and Civic Organizations – 14.4% (9.5% of Total Investments)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	No Opt. Call	AA	2,389,587
	Facilities Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
1,985	North Miami, Florida, Educational Facilities Revenue Refunding Bonds, Johnson and Wales	4/13 at 100.00	BBB–	2,001,952
	University, Series 2003A, 5.000%, 4/01/19 – XLCA Insured
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/15 at 100.00	A	1,287,420
	Aeronautical University, Series 2005, 5.000%, 10/15/35 – RAAI Insured
	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds,
	Embry-Riddle Aeronautical University, Series 2003:
1,000	5.200%, 10/15/26 – RAAI Insured	10/13 at 100.00	A	924,950
1,250	5.200%, 10/15/33 – RAAI Insured	10/13 at 100.00	A	1,097,288

7,975	Total Education and Civic Organizations			7,701,197

	Health Care – 5.3% (3.4% of Total Investments)
1,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	938,240
1,480	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	AA	1,424,470
	Health System, Series 2005D, 5.000%, 11/15/35 – MBIA Insured
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA	484,455
	MBIA Insured

2,980	Total Health Care			2,847,165

	Housing/Single Family – 1.0% (0.7% of Total Investments)
515	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	550,890
	Series 1987G-1, 8.595%, 11/01/17

	Tax Obligation/Limited – 56.8% (37.2% of Total Investments)
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA	406,976
	MBIA Insured
1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 –	10/12 at 101.00	AA	1,063,850
	AMBAC Insured
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AA	484,975
	MBIA Insured
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AA	1,475,100
	7/01/29 – MBIA Insured
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,351,357
	Series 2002, 5.375%, 10/01/18 – FGIC Insured
2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 – AMBAC Insured	10/12 at 100.00	AA	2,316,529
100	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	99,264
	7/01/35 – FSA Insured
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 – FGIC Insured	1/13 at 100.00	AA	2,096,300
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 – FGIC Insured	1/13 at 100.00	AA	1,514,385
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AA	3,513,122
	MBIA Insured
2,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	2,682,469
	8/01/28 – FSA Insured
2,000	Palm Beach Gardens, Florida, Special Obligation Revenue Bonds, Series 2004, 5.000%, 5/01/20 –	2/13 at 100.00	AA	2,056,420
	AMBAC Insured
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA	981,790
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 – MBIA Insured	9/13 at 100.00	AA	2,161,530
500	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aaa	484,065
	Series 2008, 5.000%, 7/01/33 – FSA Insured
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	AA	1,724,187
	AMBAC Insured
4,000	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,026,280
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
1,000	Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/17 at 100.00	A	847,660
	2007A2, 5.000%, 5/01/34 – RAAI Insured

29,885	Total Tax Obligation/Limited			30,286,259

	Transportation – 11.2% (7.4% of Total Investments)
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	2,012,900
	5.125%, 10/01/32 – FSA Insured (5)
2,105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,206,777
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	AA	1,771,347
	AMBAC Insured

5,835	Total Transportation			5,991,024

	U.S. Guaranteed – 33.5% (22.0% of Total Investments) (4)
1,660	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	1,818,580
	Series 2003, 5.375%, 2/15/26 (Pre-refunded 2/15/13) – FSA Insured
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/13 at 100.00	N/R (4)	3,913,210
	Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)
500	North Port, Florida, Utility System Revenue Bonds, Series 2000, 5.000%, 10/01/25 (Pre-refunded	10/10 at 101.00	Aaa	532,185
	10/01/10) – FSA Insured
3,370	Osceola County School Board, Florida, Certificates of Participation, Series 2002A, 5.125%,	6/12 at 101.00	Aa3 (4)	3,644,925
	6/01/20 (Pre-refunded 6/01/12) – AMBAC Insured
1,950	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,121,502
	8/01/20 (Pre-refunded 8/01/12) – FSA Insured
2,800	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,	5/13 at 100.00	Aa3 (4)	3,124,408
	Series 2003, 5.750%, 11/15/27 (Pre-refunded 5/15/13)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AAA	1,096,380
	(Pre-refunded 7/01/12) – FSA Insured
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health	2/13 at 100.00	Aaa	1,627,950
	Systems of South Florida, Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)

16,280	Total U.S. Guaranteed			17,879,140

	Water and Sewer – 28.5% (18.7% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	Aa3	993,150
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – XLCA Insured	11/17 at 100.00	AAA	1,532,205
3,000	5.000%, 11/01/32 – XLCA Insured	11/17 at 100.00	AAA	3,016,770
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003,	9/13 at 100.00	N/R	1,496,437
	5.000%, 9/01/23 – FGIC Insured
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	AA	3,001,140
	MBIA Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/09 at 101.00	A+	1,948,880
	10/01/29 – FGIC Insured
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%,	No Opt. Call	AAA	523,425
	10/01/22 – FSA Insured
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – MBIA Insured	10/14 at 100.00	AA	1,151,064
1,500	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002,	5/12 at 100.00	AA	1,524,990
	5.000%, 5/01/23 – MBIA Insured

15,120	Total Water and Sewer			15,188,061

$ 80,275	Total Investments (cost $81,197,938) – 152.5%			81,373,030

	Other Assets Less Liabilities – 1.8%			999,851

	Preferred Shares, at Liquidation Value – (54.3)% (6)			(29,000,000)

	Net Assets Applicable to Common Shares – 100%			$53,372,881

Forward Swaps outstanding at July 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

Royal Bank of Canada	$1,400,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$99,906

SIFM-The daily arithmetic average of the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index, previously referred to as Bond Market
Association or BMA.

Futures Contracts outstanding at July 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	July 31, 2008	(Depreciation)

U.S. Treasury Bonds	Long	3	9/08	$346,500	$8,288

As of July 31, 2008, at least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance,
Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient
U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard & Poor’s or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment, with an aggregate market value of $10,065, has been pledged to collateralize the net payment obligations under futures contracts.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.6)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting
Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:
	Level 1	Level 2	Level 3	Total

Investments	$ —	$81,373,030	$ —	$81,373,030
Derivatives*	8,288	99,906	—	108,194

Total	$8,288	$81,472,936	$ —	$81,481,224

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $81,197,876.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,745,615
Depreciation	(1,570,461)

Net unrealized appreciation (depreciation) of investments	$ 175,154

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Tax-Free Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008